NOTE 7 - SEGMENT AND RELATED INFORMATION - (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Net revenues from external customers	$ 9,511	$ 9,608
Inter-segment net revenues	202	202
Income from operations	1,876	1,761
Depreciation and amortization	415	525
Capital expenditures	247	155
Medical Equipment
Net revenues from external customers	3,777	4,708
Inter-segment net revenues	202	202
Income from operations	227	751
Depreciation and amortization	158	175
Capital expenditures	71	39
Management Of Diagnostic Imaging Centers
Net revenues from external customers	5,734	4,900
Inter-segment net revenues	0	0
Income from operations	1,649	1,010
Depreciation and amortization	257	350
Capital expenditures	$ 176	$ 116